Note 6 - Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31
	2020	2019

Finished goods	$6,328	$5,016
Work-in-process	6,108	3,143
Raw materials	6,781	7,269
Provisions for obsolete inventories	(6,629)	(6,632)

Total	$12,588	$8,796

Provisions for Obsolete Inventories [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Balance at beginning of year	$6,632	$6,597	$5,664
Charge to cost and expenses	405	1,359	1,328
Other deductions	(408)	(1,324)	(395)

Balance at end of year	$6,629	$6,632	$6,597